NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 97.9%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------
Assisted Living -- 5.6%
---------------------------------------------------------------------------
  $      6,035     Arizona Health Facilities Authority,
                   (Care Institute, Inc. - Mesa),
                   7.625%, 1/1/26                            $    5,490,577
        17,070     Bell County, TX, Health Facilities
                   Authority, (Care Institute, Inc.-Texas),
                   9.00%, 11/1/24                                18,595,546
         3,060     Chester, PA, IDA, (Senior LifeChoice of
                   Kimberton), (AMT), 8.50%, 9/1/25               3,279,555
         4,935     Chester, PA, IDA, (Senior LifeChoice of
                   Paoli, L.P.), (AMT), 8.05%, 1/1/24             5,184,316
         4,960     Delaware, PA, IDA, (Glen Riddle), (AMT),
                   8.625%, 9/1/25                                 5,343,160
        10,000     Glen Cove, NY, IDA, (Regency at Glen
                   Cove), 9.50%, 7/1/12                          10,656,200
        15,000     Illinois Development Finance Authority,
                   (Care Institute, Inc. - Illinois),
                   7.80%, 6/1/25                                 15,429,600
         4,605     New Jersey EDA, (Chelsea at East
                   Brunswick), (AMT), 8.25%, 10/1/20              4,755,077
         9,715     New Jersey EDA, (Forsgate), (AMT),
                   8.625%, 6/1/25                                10,519,499
         4,935     North Syracuse Village Housing
                   Authority, NY, (AJM Senior Housing,
                   Inc., Janus Park), 8.00%, 6/1/24               3,940,795
         7,915     Roseville, MN, Elder Care Facility,
                   (Care Institute, Inc. - Roseville),
                   7.75%, 11/1/23                                 7,427,990
        12,290     St. Paul, MN, Housing and Redevelopment,
                   (Care Institute, Inc. - Highland),
                   8.75%, 11/1/24                                13,364,638
---------------------------------------------------------------------------
                                                             $  103,986,953
---------------------------------------------------------------------------
Cogeneration -- 6.5%
---------------------------------------------------------------------------
  $     22,150     Maryland Energy Cogeneration, (AES
                   Warrior Run), (AMT), 7.40%, 9/1/19        $   22,692,453
        30,775     New Jersey EDA, (Vineland Cogeneration),
                   (AMT), 7.875%, 6/1/19                         31,824,427
        12,950     Palm Beach County, FL, (Osceola Power),
                   (AMT), 6.95%, 1/1/22(1)                        6,895,875
         6,100     Pennsylvania EDA, (Northampton
                   Generating), (AMT), 6.50%, 1/1/13              6,029,057
        21,950     Pennsylvania EDA, (Northampton
                   Generating), (AMT), 6.60%, 1/1/19             21,462,929
         7,000     Pennsylvania EDA, (Northampton
                   Generating), Junior Liens, (AMT),
                   6.875%, 1/1/11                                 7,009,520
         5,000     Pennsylvania EDA, (Northampton
                   Generating), Junior Liens, (AMT),
                   6.95%, 1/1/21                                  5,019,200
         3,917     Robbins, IL, Resource Recovery, (AMT),
                   0.00%, 10/15/09                                1,841,177
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Cogeneration (continued)
---------------------------------------------------------------------------
  $      1,952     Robbins, IL, Resource Recovery, (AMT),
                   7.25%, 10/15/09                           $    1,873,725
         8,439     Robbins, IL, Resource Recovery, (AMT),
                   7.25%, 10/15/24                                7,932,498
        12,578     Robbins, IL, Resource Recovery, (AMT),
                   8.375%, 10/15/16(1)                            5,660,156
         4,922     Robbins, IL, Resource Recovery, (AMT),
                   8.375%, 10/15/16(1)                            2,214,844
---------------------------------------------------------------------------
                                                             $  120,455,861
---------------------------------------------------------------------------
Education -- 0.4%
---------------------------------------------------------------------------
  $      4,130     California Educational Facilities
                   Authority, (Stanford University),
                   Variable Rate, 6/1/27(2)                  $    3,569,600
         5,000     Vermont HEFA, (Middlebury College),
                   5.00%, 11/1/38                                 4,287,850
---------------------------------------------------------------------------
                                                             $    7,857,450
---------------------------------------------------------------------------
Electric Utilities -- 2.6%
---------------------------------------------------------------------------
  $      5,000     Connecticut Development Authority,
                   (Connecticut Light and Power),
                   Variable Rate, 9/1/28(3)(4)               $    4,007,200
         6,500     Connecticut Development Authority,
                   (Western Mass Electric), Variable Rate,
                   9/1/28(3)(4)                                   5,209,360
        11,000     Intermountain Power Agency, UT,
                   7.24%, 7/1/19(3)(4)                           11,083,820
        22,000     Long Island Power Authority, NY,
                   Electric System Revenue, 5.50%, 12/1/29       20,353,520
         8,000     North Carolina Municipal Power Agency,
                   6.50%, 1/1/20                                  8,048,160
---------------------------------------------------------------------------
                                                             $   48,702,060
---------------------------------------------------------------------------
Escrowed / Prerefunded -- 14.3%
---------------------------------------------------------------------------
  $     42,500     Bakersfield, CA, (Bakersfield Assisted
                   Living Center), Escrowed to Maturity,
                   0.00%, 4/15/21                            $   10,676,850
         2,200     Bexar County, TX, Health Facilities,
                   (St. Luke's Lutheran), Escrowed to
                   Maturity, 7.00%, 5/1/21                        2,552,660
       184,070     Colorado Health Facilities Authority,
                   (Liberty Heights), Escrowed to Maturity,
                   0.00%, 7/15/24                                37,531,873
       244,325     Dawson Ridge, CO, Metropolitan District
                   #1, Escrowed to Maturity,
                   0.00%, 10/1/22                                55,642,575
        11,175     Dawson Ridge, CO, Metropolitan District
                   #1, Escrowed to Maturity,
                   0.00%, 10/1/22                                 2,544,994

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Escrowed / Prerefunded (continued)
---------------------------------------------------------------------------
  $      7,000     Florida Mid-Bay Bridge Authority,
                   Escrowed to Maturity, 6.875%, 10/1/22     $    8,032,640
       101,555     Illinois Development Finance Authority,
                   (Regency Park), Escrowed to Maturity,
                   0.00%, 7/15/23                                22,009,000
        60,360     Illinois Development Finance Authority,
                   (Regency Park), Escrowed to Maturity,
                   0.00%, 7/15/25                                11,471,418
         4,650     Illinois HEFA, (Chicago Osteopathic
                   Health Systems), Escrowed to Maturity,
                   7.125%, 5/15/11                                5,155,083
         4,500     Illinois HEFA, (Chicago Osteopathic
                   Health Systems), Prerefunded to
                   11/15/19, 7.25%, 5/15/22                       5,267,565
        11,395     Louisiana Public Facilities Authority,
                   (Southern Baptist Hospitals, Inc.),
                   Escrowed to Maturity, 8.00%, 5/15/12          13,100,034
         5,675     Maricopa County, AZ, IDA, (Place Five
                   and The Greenery), Escrowed to Maturity,
                   6.625%, 1/1/27                                 5,964,141
         1,000     Maricopa County, AZ, IDA, Multifamily,
                   Escrowed to Maturity, 6.45%, 1/1/17            1,053,500
       100,000     Mississippi Housing Finance Corp., SFMR,
                   Escrowed to Maturity, (AMT),
                   0.00%, 6/1/15                                 42,450,000
        46,210     San Joaquin Hills Transportation
                   Corridor Agency, CA, Toll Road Bonds,
                   Escrowed to Maturity, 0.00%, 1/1/20           14,896,256
        72,685     San Joaquin Hills Transportation
                   Corridor Agency, CA, Toll Road Bonds,
                   Escrowed to Maturity, 0.00%, 1/1/21           21,992,300
        15,000     San Joaquin Hills Transportation
                   Corridor Agency, CA, Toll Road Bonds,
                   Escrowed to Maturity, 0.00%, 1/1/25            3,552,750
---------------------------------------------------------------------------
                                                             $  263,893,639
---------------------------------------------------------------------------
Gas Utilities -- 0.2%
---------------------------------------------------------------------------
  $      5,250     Philadelphia, PA, Natural Gas Works,
                   Variable Rate, 7/1/28(3)                  $    3,915,765
---------------------------------------------------------------------------
                                                             $    3,915,765
---------------------------------------------------------------------------
General Obligations -- 1.4%
---------------------------------------------------------------------------
  $     10,190     Georgia, 4.25%, 8/1/18                    $    8,682,593
        15,000     North East Independent School District,
                   TX, 4.50%, 10/1/28                            12,006,000
         4,800     Texas, Variable Rate, 8/1/24(3)(4)             4,284,624
---------------------------------------------------------------------------
                                                             $   24,973,217
---------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------
Health Care-Miscellaneous -- 0.3%
---------------------------------------------------------------------------
  $      3,416     Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 5.50%, 12/1/36             $    3,004,504
         3,664     Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 5.875%, 12/1/36(4)              3,333,052
---------------------------------------------------------------------------
                                                             $    6,337,556
---------------------------------------------------------------------------
Hospital -- 7.2%
---------------------------------------------------------------------------
  $      6,500     Arizona Health Facilities Authority,
                   (Phoenix Memorial Hospital),
                   8.20%, 6/1/21                             $    6,308,770
         2,325     Berlin, MD, (Atlantic General Hospital),
                   8.375%, 6/1/22                                 2,411,443
        12,600     California Health Facilities Financing
                   Authority, (Cedars-Sinai Medical
                   Center), Variable Rate, 12/1/34(3)(4)         12,723,858
        22,000     Colorado Health Facilities Authority,
                   (Rocky Mountain Adventist),
                   6.625%, 2/1/22                                18,541,160
           300     Corinth and Alcorn County, (Magnolia
                   Health Center), 5.50%, 10/1/21                   237,636
         4,000     Corinth and Alcorn County, MS, (Magnolia
                   Registered Health Center),
                   5.50%, 10/1/21                                 3,168,480
         4,000     Crossville, TN, HEFA, (Cumberland
                   Medical Center), 6.75%, 11/1/12                4,060,120
         3,775     Hawaii Department of Budget and Finance,
                   (Wahiawa General Hospital),
                   7.50%, 7/1/12                                  3,476,888
         1,000     Illinois Health Facilities Authority,
                   (Holy Cross Hospital), 6.70%, 3/1/14           1,005,730
         2,650     Illinois Health Facilities Authority,
                   (Holy Cross Hospital), 6.75%, 3/1/24           2,571,904
         4,500     Indiana Health Facility Financing
                   Authority, (Memorial Hospital and Health
                   Care Center), 7.40%, 3/1/22                    4,579,560
        10,585     Louisiana Public Facilities Authority,
                   (General Health Systems),
                   6.80%, 11/1/16                                10,587,540
        10,000     Maricopa County, AZ, IDA, (Mayo
                   Foundation), Variable Rate,
                   11/15/37(3)(4)                                 7,648,200
         2,000     Marshall County, AL, (Guntersville-Arab
                   Medical Center), 7.00%, 10/1/09                2,047,420
         2,000     Marshall County, AL, (Guntersville-Arab
                   Medical Center), 7.00%, 10/1/13                2,051,660
        13,815     Massachusetts HEFA, (Partners Healthcare
                   System), 5.25%, 7/1/29                        11,628,914
        14,000     Montgomery County, PA, HEFA (Abington
                   Memorial Hospital), 6.66%, 7/5/11             14,621,740

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Hospital (continued)
---------------------------------------------------------------------------
  $      3,500     New Jersey Health Care Facilities
                   Financing Authority, (Trinitas Hospital
                   Obligated Group), 7.50%, 7/1/30           $    3,497,305
         9,000     Philadelphia, PA, HEFA, (Graduate Health
                   System), 6.625%, 7/1/21(1)                     3,240,000
         2,250     Philadelphia, PA, HEFA, (Graduate Health
                   System), 7.25%, 7/1/18(1)                        810,000
         3,075     Prince George's County, MD, (Greater
                   Southeast Healthcare System),
                   6.375%, 1/1/23(1)                              1,268,437
         7,750     Rhode Island HEFA, (St. Joseph Health
                   Services), 5.50%, 10/1/29                      5,915,110
        12,500     Rochester, MN, Health Care Facilities,
                   (Mayo Clinic), Variable Rate,
                   11/15/27(3)(4)                                11,508,250
---------------------------------------------------------------------------
                                                             $  133,910,125
---------------------------------------------------------------------------
Hotel -- 0.1%
---------------------------------------------------------------------------
  $      4,205     Niagara County, NY IDA, (Wintergarden
                   Inn Associates), 9.75%, 6/1/11(1)         $    1,645,206
---------------------------------------------------------------------------
                                                             $    1,645,206
---------------------------------------------------------------------------
Housing -- 8.8%
---------------------------------------------------------------------------
  $      3,000     ABAG Finance Authority, CA, (Civic
                   Center Drive Apartments), (AMT),
                   6.375%, 9/1/32                            $    3,043,230
         7,955     Arkansas Development Finance Authority,
                   MFMR, (Park Apartments), (AMT),
                   5.95%, 12/1/28                                 7,024,504
         6,200     Bexar County, TX, Housing Finance Corp.,
                   (Arboretum Apartments), (AMT),
                   6.10%, 8/1/36                                  5,702,574
        10,900     Bexar County, TX, Housing Finance Corp.,
                   (North Knoll Apartments), 5.90%, 4/1/37        9,526,382
         9,350     California Housing Finance Agency,
                   (AMT), Variable Rate, 8/1/23(3)                9,875,937
        12,000     California Statewide Communities
                   Development Authority, (Chesapeake Bay
                   Apartments), 6.00%, 6/1/32                    10,628,160
        37,500     California Statewide Communities
                   Development Authority, (Corporate Fund
                   for Housing), 6.50%, 12/1/29                  35,702,625
         3,000     California Statewide Communities
                   Development Authority, (Corporate Fund
                   for Housing), 7.25%, 12/1/34                   2,969,520
         4,000     California Statewide Communities
                   Development Authority, (Corporate Fund
                   for Housing), 7.50%, 12/1/34                   3,960,360
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Housing (continued)
---------------------------------------------------------------------------
  $      6,750     California Statewide Communities
                   Development Authority, (Nantucket Bay
                   Apartments), 6.00%, 6/1/32                $    5,978,340
         2,500     California Statewide Communities
                   Development Authority, (Oaks at Sunset
                   Apartments), 6.00%, 6/1/36                     2,205,550
         7,800     California Statewide Communities
                   Development Authority, (San Luis Bay
                   Village Apartments), (AMT),
                   6.25%, 9/1/36                                  7,213,986
        12,000     Charter Mac Equity, TN, (AMT),
                   6.625%, 6/30/09                               11,699,520
         1,890     El Paso County, TX, Housing Finance
                   Corp., (San Jose Ltd.), (AMT),
                   6.00%, 8/1/31                                  1,820,183
         3,750     El Paso County, TX, Housing Finance
                   Corp., (San Jose Ltd.), (AMT),
                   6.10%, 8/1/31                                  3,662,625
        10,630     Lake Creek, CO, (Affordable Housing
                   Corp.), 6.25%, 12/1/23                         9,828,392
         1,435     Maricopa County, AZ, IDA, (National
                   Health Facilities II), 6.375%, 1/1/19          1,330,675
         6,645     Minneapolis, MN, Community Development,
                   Multifamily Housing, (Lindsay Brothers),
                   6.60%, 12/1/18                                 6,450,235
        15,675     New Hampshire Housing Finance Authority,
                   Multifamily Housing, 6.20%, 7/1/36            15,516,839
         8,300     Speedway, IN, Economic Development
                   Authority, (Hermitage Apartments),
                   (AMT), 6.00%, 5/1/31                           7,994,477
---------------------------------------------------------------------------
                                                             $  162,134,114
---------------------------------------------------------------------------
Industrial Development Revenue -- 12.6%
---------------------------------------------------------------------------
  $      7,450     Austin, TX, (Cargoport Development LLC),
                   (AMT), 8.30%, 10/1/21                     $    7,702,629
         2,000     California Pollution Control Financing
                   Authority, (Laidlaw Environmental),
                   (AMT), 6.70%, 7/1/07                             600,860
         2,000     Camden County, NJ, (Holt Hauling),
                   (AMT), 9.875%, 1/1/21                          2,062,100
         6,050     Carbon County, UT, (Laidlaw
                   Environmental), (AMT), 7.50%, 2/1/10           5,592,499
         6,000     Clark County, NV, (Nevada Power), (AMT),
                   Variable Rate, 10/1/30(3)                      4,507,920
        12,450     Courtland, AL, (Champion International),
                   (AMT), 7.00%, 6/1/22                          12,654,429
        25,250     Denver, CO, City and County, (United
                   Airlines), Variable Rate, 10/1/32(3)(4)       25,406,550
         8,000     Effingham County, GA, Solid Waste
                   Disposal, (Fort James), (AMT),
                   5.625%, 7/1/18                                 7,162,960

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Industrial Development Revenue (continued)
---------------------------------------------------------------------------
  $     12,980     Gulf Coast, TX, Waste Disposal,
                   (Champion International), (AMT),
                   6.875%, 12/1/28                           $   13,044,640
         6,435     Kimball, NE, EDA, (Clean Harbors),
                   10.75%, 9/1/26                                 6,645,618
         1,600     Knox County, TN, Industrial Development
                   Board (Melrose Place, Ltd.),
                   6.875%, 12/1/14                                1,546,848
         7,000     Knox County, TN, Industrial Development
                   Board (Weisgarber Partners),
                   6.875%, 12/1/14                                6,801,200
         7,500     Little River County, AR,
                   (Georgia-Pacific), (AMT),
                   5.60%, 10/1/26                                 6,550,125
         6,500     Los Angeles, CA, Regional Airports
                   Improvement Corp., (LAXFuel), (AMT),
                   6.50%, 1/1/32                                  6,533,215
         5,000     McMinn County, TN, (Calhoun Newsprint -
                   Bowater, Inc.), (AMT), 7.40%, 12/1/22          5,129,600
        10,000     Michigan Strategic Fund, (S.D. Warren),
                   7.375%, 1/15/22                               10,360,900
        15,000     Michigan Strategic Fund, (S.D. Warren),
                   (AMT), 7.375%, 1/15/22                        15,541,350
         3,500     Michigan Strategic Fund, (S.D. Warren),
                   (AMT), 7.375%, 1/15/22                         3,626,315
         3,625     Middleboro, MA, (Read Corp.),
                   9.50%, 10/1/10                                 3,753,832
        10,885     New Jersey EDA, (Continental Airlines),
                   (AMT), Variable Rate, 9/15/29(3)(4)            9,085,818
        17,000     New Jersey EDA, (Holt Hauling),
                   7.75%, 3/1/27                                 16,943,050
         1,500     New Jersey EDA, (Holt Hauling), (AMT),
                   7.90%, 3/1/27                                  1,501,875
         1,000     Ohio Solid Waste Revenue, (Republic
                   Engineered Steels), (AMT),
                   9.00%, 6/1/21                                    330,370
        22,600     Peninsula Ports Authority, VA, (Zeigler
                   Coal), 6.90%, 5/2/22                          18,589,178
        10,000     Pennsylvania, IDA, (Sun Co.), (AMT),
                   7.60%, 12/1/24                                10,633,600
         2,585     Riverdale Village, IL, (ACME Metals),
                   (AMT), 7.90%, 4/1/24(5)                        2,197,250
         2,000     Riverdale Village, IL, (ACME Metals),
                   (AMT), 7.95%, 4/1/25                           1,700,000
         2,285     Savannah, GA, (Intercat-Savannah),
                   (AMT), 9.75%, 7/1/10                           1,422,413
         3,810     Savannah, GA, EDA, (Intercat-Savannah),
                   (AMT), 9.00%, 1/1/15                           2,371,725
         2,000     Skowhegan, ME, (S.D. Warren), (AMT),
                   6.65%, 10/15/15                                1,935,540
         3,500     Toole County, UT, (Laidlaw
                   Environmental), (AMT), 7.55%, 7/1/27           1,051,260
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Industrial Development Revenue (continued)
---------------------------------------------------------------------------
  $     18,500     Valdez, AK, (British Petroleum),
                   Variable Rate, 8/1/25(3)(4)               $   17,427,000
         4,000     Yavapai County, AZ, IDA, (Citizens
                   Utilities), (AMT), 5.45%, 6/1/33               3,695,880
---------------------------------------------------------------------------
                                                             $  234,108,549
---------------------------------------------------------------------------
Insured-Education -- 1.0%
---------------------------------------------------------------------------
  $      7,500     Massachusetts IFA, (Tufts University),
                   (MBIA), 4.75%, 2/15/28                    $    6,316,875
        12,000     Virginia College Building Authority,
                   (Washington and Lee University), (MBIA),
                   5.25%, 1/1/31                                 11,146,080
---------------------------------------------------------------------------
                                                             $   17,462,955
---------------------------------------------------------------------------
Insured-Electric Utilities -- 4.3%
---------------------------------------------------------------------------
  $     10,000     Brazos River Authority, TX, (Houston
                   Lighting and Power), (AMBAC), (AMT),
                   5.05%, 11/1/18                            $    8,938,800
        10,000     Intermountain Power Agency, UT, (MBIA),
                   6.00%, 7/1/16                                 10,290,300
        10,000     Los Angeles, CA, Department of Water and
                   Power, (MBIA), 5.00%, 10/15/33                 8,816,500
        12,500     Matagorda County, TX, Navigation
                   District, (Houston Lighting), (AMBAC),
                   (AMT), 5.125%, 11/1/28                        11,117,125
        16,000     Piedmont, SC, Municipal Power Agency,
                   (MBIA), 4.75%, 1/1/25                         13,427,840
        16,500     Sacramento, CA, Municipal Utility
                   District, (MBIA), Variable Rate,
                   11/15/15(3)                                   16,335,000
        15,350     South Carolina Public Services, (FGIC),
                   Variable Rate, 1/1/25(3)(4)                   11,339,813
---------------------------------------------------------------------------
                                                             $   80,265,378
---------------------------------------------------------------------------
Insured-General Obligations -- 1.2%
---------------------------------------------------------------------------
  $     14,000     Chicago, IL, Board of Education, (FGIC),
                   0.00%, 12/1/29                            $    2,327,780
         3,950     Umatilla County, OR, School District No.
                   008R, (MBIA), Variable Rate,
                   6/15/14(3)(4)                                  3,574,118
        10,000     University of Vermont and State
                   Agricultural College, (MBIA),
                   4.75%, 10/1/38                                 8,187,800
        10,000     West Virginia, (FGIC), 4.50%, 6/1/23           8,194,300
---------------------------------------------------------------------------
                                                             $   22,283,998
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------
Insured-Health Care Miscellaneous -- 0.2%
---------------------------------------------------------------------------
  $      3,500     Massachusetts HEFA, (Harvard Pilgrim
                   Health), (FSA), 5.00%, 7/1/28             $    2,909,830
---------------------------------------------------------------------------
                                                             $    2,909,830
---------------------------------------------------------------------------
Insured-Hospital -- 1.2%
---------------------------------------------------------------------------
  $     15,210     Maryland HEFA, (Medlantic/Helix Issue),
                   (AMBAC), 5.25%, 8/15/38                   $   13,981,793
         8,925     Tyler, TX, Health Facility Development
                   Corp., (East Texas Medical Center),
                   (FSA), 5.375%, 11/1/27                         8,211,714
---------------------------------------------------------------------------
                                                             $   22,193,507
---------------------------------------------------------------------------
Insured-Housing -- 0.4%
---------------------------------------------------------------------------
  $      7,525     SCA Multifamily Mortgage, Industrial
                   Development Board, Hamilton County, TN,
                   (FSA), (AMT), 7.35%, 1/1/30               $    8,027,670
---------------------------------------------------------------------------
                                                             $    8,027,670
---------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 0.6%
---------------------------------------------------------------------------
  $     11,950     Chicago, IL, (The Peoples Gas Light and
                   Coke), (AMBAC), (AMT), Variable Rate,
                   12/1/23(3)(4)                             $   11,285,819
---------------------------------------------------------------------------
                                                             $   11,285,819
---------------------------------------------------------------------------
Insured-Special Tax Revenue -- 2.1%
---------------------------------------------------------------------------
  $      4,500     Pennsylvania Turnpike Commission Oil
                   Franchise, (AMBAC), Variable Rate,
                   12/1/27(3)(4)                             $    3,063,960
         3,415     Regional Transportation Authority, LA,
                   (FGIC), 0.00%, 12/1/12                         1,721,809
        10,935     Regional Transportation Authority, LA,
                   (FGIC), 0.00%, 12/1/15                         4,547,210
        10,000     Regional Transportation Authority, LA,
                   (FGIC), 0.00%, 12/1/21                         2,807,300
        20,000     South Orange County, CA, Public
                   Financing Authority, (FGIC),
                   Variable Rate, 8/15/15(3)                     19,375,000
         7,000     Utah Municipal Finance Corp., Local
                   Government Revenue, (FSA),
                   0.00%, 3/1/10                                  4,122,860
         6,000     Utah Municipal Finance Corp., Local
                   Government Revenue, (FSA),
                   0.00%, 3/1/11                                  3,332,400
---------------------------------------------------------------------------
                                                             $   38,970,539
---------------------------------------------------------------------------
Insured-Transportation -- 4.3%
---------------------------------------------------------------------------
  $     20,930     Central Puget Sound, WA, Transportation
                   Authority, (FGIC), 4.75%, 2/1/28          $   17,532,642
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Insured-Transportation (continued)
---------------------------------------------------------------------------
  $     12,000     Florida Turnpike Authority, (FSA),
                   4.50%, 7/1/28                             $    9,770,160
         8,750     Manchester Airport, NH, (MBIA),
                   4.50%, 1/1/28                                  7,020,913
        20,000     Metropolitan Atlanta Rapid
                   Transportation Authority, GA, (MBIA),
                   Variable Rate, 7/1/20(3)(4)                   16,631,800
        14,400     Metropolitan Washington, DC Airport
                   Authority, (MBIA), Variable Rate,
                   4/1/21(3)(4)                                  13,980,816
        10,000     Ohio Turnpike Commission, (FGIC),
                   4.50%, 2/15/24                                 8,224,200
         8,000     Ohio Turnpike Commission, (FGIC),
                   4.75%, 2/15/28                                 6,757,200
---------------------------------------------------------------------------
                                                             $   79,917,731
---------------------------------------------------------------------------
Insured-Water and Sewer -- 3.8%
---------------------------------------------------------------------------
  $      1,360     California Water Resources, (Central
                   Valley), (FGIC), Variable Rate, 12/1/22   $    1,360,000
        20,980     Chicago, IL, Wastewater Transmission,
                   (MBIA), 0.00%, 1/1/26                          4,442,935
        14,000     Fulton County, GA, Water and Sewer,
                   (FGIC), 4.75%, 1/1/28                         11,830,280
         7,150     Harrisburg, PA, Water Revenue Bonds,
                   (FGIC), Variable Rate, 8/11/16(3)              6,399,250
        11,645     King County, WA, Sewer, (FGIC),
                   5.25%, 1/1/35                                 10,538,958
        23,015     New York City, NY, Municipal Water
                   Finance Authority, (Water and Sewer
                   System), (FGIC), 4.75%, 6/15/31               19,172,646
         9,000     Tampa Bay, FL, Water Utilitiy System,
                   (FGIC), 4.75%, 10/1/27                         7,677,180
        10,500     Upper Occoquan Sewer Authority, VA,
                   (MBIA), 4.75%, 7/1/29                          8,819,685
---------------------------------------------------------------------------
                                                             $   70,240,934
---------------------------------------------------------------------------
Lease Revenue/Certificates of Participation -- 0.4%
---------------------------------------------------------------------------
  $      6,645     Hardeman County, TN, (Correctional
                   Facilities Corp.), 7.75%, 8/1/17          $    6,839,300
---------------------------------------------------------------------------
                                                             $    6,839,300
---------------------------------------------------------------------------
Miscellaneous -- 0.6%
---------------------------------------------------------------------------
  $      5,520     American Samoa Economic Development
                   Authority, (Executive Office Building),
                   10.125%, 9/1/08                           $    5,658,883

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Miscellaneous (continued)
---------------------------------------------------------------------------
  $     10,200     Orange County, NC, (Community Activity
                   Corp.), 8.00%, 3/1/24(1)                  $    4,590,000
         1,600     Pittsfield Township, MI, EDC, (Arbor
                   Hospice), 7.875%, 8/15/27                      1,541,696
---------------------------------------------------------------------------
                                                             $   11,790,579
---------------------------------------------------------------------------
Nursing Home -- 7.4%
---------------------------------------------------------------------------
  $     12,970     Bell County, TX, (Riverside Healthcare,
                   Inc. - Normandy Terrace), 9.00%, 4/1/23   $   14,523,287
         3,260     Collier County, FL, IDA, (Beverly
                   Enterprises), 10.75%, 3/1/03,
                   10.75%, 3/1/03                                 3,454,394
         4,885     Delaware County, PA, (Mainline -
                   Haverford Nursing and Rehabilitation
                   Centers), 9.00%, 8/1/22                        5,333,199
         2,150     Hillsborough County, FL, IDA, (Tampa Bay
                   Retirement Center), 0.00%, 6/1/25              1,071,904
        10,085     Hillsborough County, FL, IDA, (Tampa Bay
                   Retirement Center), 7.00%, 6/1/25              9,237,356
        10,000     Indianapolis, IN, (National Benevolent
                   Association - Robin Run Village),
                   7.625%, 10/1/22                               10,395,500
         3,475     Lackawanna County, PA, IDA, (Edella
                   Street Associates), 8.875%, 9/1/14             3,670,504
         2,660     Luzerne County, PA, IDA, (River Street
                   Associates), 8.75%, 6/15/07                    2,797,735
        13,250     Massachusetts IFA, (Age Institute of
                   Massachusetts), 8.05%, 11/1/25                13,837,638
        11,755     Mississippi Business Finance Corp.,
                   (Magnolia Healthcare), 7.99%, 7/1/25          11,800,257
         6,750     Missouri HEFA, (Bethesda Health Group of
                   Saint Louis, Inc.), 6.625%, 8/15/05            6,843,758
        14,000     Missouri HEFA, (Bethesda Health Group of
                   Saint Louis, Inc.), 7.50%, 8/15/12            14,806,820
        12,370     Montgomery, PA, IDA, (Advancement of
                   Geriatric Health Care Institute),
                   8.375%, 7/1/23                                12,943,721
         4,885     New Jersey EDA, (Claremont Health
                   System, Inc.), 9.10%, 9/1/22                   5,221,235
         5,915     New Jersey EDA, (Victoria Health Corp.),
                   7.75%, 1/1/24                                  6,101,441
         3,500     Orange County, FL, Health Facilities
                   Authority, (Westminster Community Care),
                   6.75%, 4/1/34                                  3,131,835
         4,805     Sussex County, DE, (Delaware Health
                   Corp.), 7.50%, 1/1/14                          4,826,334
         4,900     Sussex County, DE, (Delaware Health
                   Corp.), 7.60%, 1/1/24                          4,937,583
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Nursing Home (continued)
---------------------------------------------------------------------------
  $      2,440     Westmoreland, PA, (Highland Health
                   Systems, Inc.), 9.25%, 6/1/22             $    2,610,727
---------------------------------------------------------------------------
                                                             $  137,545,228
---------------------------------------------------------------------------
Senior Living / Life Care -- 3.6%
---------------------------------------------------------------------------
  $     14,700     Albuquerque, NM, Retirement Facilities,
                   (La Vida Liena Retirement Center),
                   5.75%, 12/15/28                           $   11,805,570
        10,000     Albuquerque, NM, Retirement Facilities,
                   (La Vida Liena Retirement Center),
                   6.60%, 12/15/28                                8,712,600
        12,435     De Kalb County, GA, Private Hospital
                   Authority, (Atlanta, Inc.),
                   8.50%, 3/1/25(5)                               6,217,500
        15,000     Louisiana HFA, (HCC Assisted Living
                   Group 1), (AMT), 9.00%, 3/1/25                15,856,500
        12,375     North Miami, FL, Health Facilities
                   Authority, (Imperial Club),
                   6.75%, 1/1/33                                 10,714,028
           800     North Miami, FL, Health Facilities
                   Authority, (Imperial Club),
                   9.00%, 1/1/12                                    803,400
         5,405     Ridgeland, MS, Urban Renewal, (The
                   Orchard), 7.75%, 12/1/15                       5,533,639
         2,565     South Dakota HEFA, (Prairie Lakes Health
                   Care), 7.25%, 4/1/22                           2,608,041
         4,000     Wisconsin HEFA, (Wisconsin Illinois
                   Senior Housing), 7.00%, 8/1/29                 3,750,080
           640     Wisconsin HEFA, (Wisconsin Illinois
                   Senior Housing), 8.00%, 8/1/02,
                   8.00%, 8/1/02                                    633,517
---------------------------------------------------------------------------
                                                             $   66,634,875
---------------------------------------------------------------------------
Special Tax Revenue -- 1.2%
---------------------------------------------------------------------------
  $      7,450     Lincoln, CA, Public Financing Authority,
                   Improvement Bond Act 1915, (Twelve
                   Bridges), 6.20%, 9/2/25                   $    7,108,418
        10,000     New York LGAC, 5.00%, 4/1/21                   9,143,500
         5,125     University Square Community Development
                   District, FL, 6.75%, 5/1/20                    5,029,163
---------------------------------------------------------------------------
                                                             $   21,281,081
---------------------------------------------------------------------------
Transportation -- 2.0%
---------------------------------------------------------------------------
  $      5,750     Connector 2000 Association, Inc., South
                   Carolina Toll Road, (Southern
                   Connector), 5.25%, 1/1/23                 $    4,385,698
         4,735     Denver, CO, City and County Airport
                   Revenue, (AMT), 7.50%, 11/15/23                5,134,587
        20,505     Massachusetts Turnpike Authority,
                   6.39%, 1/1/23(3)(4)                           17,344,154

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Transportation (continued)
---------------------------------------------------------------------------
  $      9,500     Massachusetts Turnpike Authority,
                   6.869%, 1/1/20(3)(4)                      $    8,071,770
         3,000     Tri-County, OR, Metropolitan
                   Transportation District, Variable Rate,
                   8/1/19(3)(4)                                   2,501,400
---------------------------------------------------------------------------
                                                             $   37,437,609
---------------------------------------------------------------------------
Water and Sewer -- 3.6%
---------------------------------------------------------------------------
  $     15,563     Atlanta, GA Water and Waste,
                   5.62%, 11/1/38(3)(4)                      $   11,150,064
        10,960     California Water Resources, (Central
                   Valley), Variable Rate, 12/1/24(3)(4)          9,550,215
        10,135     California Water Resources, (Central
                   Valley), Variable Rate, 12/1/28(3)(4)          8,215,532
        10,000     De Kalb County, GA, (Water and Sewer),
                   5.00%, 10/1/28                                 8,822,900
        10,000     Houston, TX, Water and Sewer System,
                   4.75%, 12/1/24                                 8,474,400
         7,150     Jacksonville, FL, (Water and Sewer),
                   5.375%, 10/1/29                                6,727,864
         1,805     Metropolitan Southern California
                   Waterworks, 3.05%, 7/1/21                      1,805,000
         9,400     Metropolitan Southern California
                   Waterworks, Variable Rate, 7/1/21(2)(4)        6,514,388
         7,000     Metropolitan Water District, (Southern
                   California Waterworks), Variable Rate,
                   7/1/27(2)(4)                                   4,851,490
---------------------------------------------------------------------------
                                                             $   66,111,853
---------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.9%
   (identified cost $1,821,957,054)                          $1,813,119,381
---------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.1%                       $   39,460,366
---------------------------------------------------------------------------
Net Assets -- 100.0%                                         $1,852,579,747
---------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 At March 31, 2000, the concentration of the Portfolio's investments in the various states, determined as a percentage of net assets, is as follows:

California                                                    12.8%
Others, representing less than 10% individually               85.1%

 The Portfolio invests primarily in debt securities issued by municipali-ties. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2000, 18.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.0% to 7.7% of total investments.

 (1)  Non-income producing security.

 (2)  Security has been issued as a leveraged inverse floater bond.

 (3)  Security has been issued as an inverse floater bond.

 (4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 (5)  The Portfolio is accruing only partial interest on this security.

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2000
Assets
--------------------------------------------------------------------------------------
Investments, at value (identified cost, $1,821,957,054)                 $1,813,119,381
Cash                                                                         5,803,329
Receivable for investments sold                                              6,759,028
Interest receivable                                                         33,629,106
--------------------------------------------------------------------------------------
TOTAL ASSETS                                                            $1,859,310,844
--------------------------------------------------------------------------------------
Liabilities
--------------------------------------------------------------------------------------
Payable for investments purchased                                       $    6,710,830
Accrued expenses                                                                20,267
--------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                       $    6,731,097
--------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO               $1,852,579,747
--------------------------------------------------------------------------------------
Sources of Net Assets
--------------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals                 $1,861,417,420
Net unrealized depreciation (computed on the basis of
   identified cost)                                                         (8,837,673)
--------------------------------------------------------------------------------------
TOTAL                                                                   $1,852,579,747
--------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
MARCH 31, 2000
Investment Income
------------------------------------------------------------------------------------
Interest                                                                $ 68,343,100
------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 $ 68,343,100
------------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------------
Investment adviser fee                                                  $  4,362,077
Trustees fees and expenses                                                    16,493
Legal and accounting services                                                 62,077
Miscellaneous                                                                135,283
------------------------------------------------------------------------------------
TOTAL EXPENSES                                                          $  4,575,930
------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                   $ 63,767,170
------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)                      $(20,808,631)
------------------------------------------------------------------------------------
NET REALIZED LOSS                                                       $(20,808,631)
------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                  $(32,483,222)
------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                    $(32,483,222)
------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                        $(53,291,853)
------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                              $ 10,475,317
------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SIX MONTHS ENDED
INCREASE (DECREASE)                                                     MARCH 31, 2000    YEAR ENDED
IN NET ASSETS                                                           (UNAUDITED)       SEPTEMBER 30, 1999
------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                                $     63,767,170  $      136,988,870
   Net realized gain (loss)                                                  (20,808,631)         31,760,688
   Net change in unrealized appreciation (depreciation)                      (32,483,222)       (280,608,085)
------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                   $     10,475,317  $     (111,858,527)
------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                                        $    112,769,634  $      375,986,994
   Withdrawals                                                              (396,210,017)       (478,708,432)
------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                    $   (283,440,383) $     (102,721,438)
------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                                              $   (272,965,066) $     (214,579,965)
------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------
At beginning of period                                                  $  2,125,544,813  $    2,340,124,778
------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                                        $  1,852,579,747  $    2,125,544,813
------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                SIX MONTHS ENDED                   YEAR ENDED SEPTEMBER 30,
                                MARCH 31, 2000    ----------------------------------------------------------
                                (UNAUDITED)          1999        1998        1997        1996        1995
------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.47%(1)      0.45%       0.45%       0.52%       0.49%        0.50%
   Expenses after custodian
      fee reduction                      0.47%(1)      0.43%       0.43%       0.52%       0.48%        0.49%
   Net investment income                 6.52%(1)      5.92%       5.93%       6.51%       6.65%        7.00%
Portfolio Turnover                         24%           60%         28%         17%         19%          54%
------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                 $1,852,580     $2,125,545  $2,340,125  $2,181,615  $2,212,478  $2,260,646
------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   National Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for Federal income tax purposes.

 C Federal Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 G When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 I Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 J Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 K Interim Financial Statements -- The interim financial statements relating to
   March 31, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended March 31, 2000, the fee was equivalent to 0.42% of the Portfolio's average daily net assets for such period and amounted to $4,362,077. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2000, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $462,381,904 and $726,994,623, respectively, for the six months ended March 31, 2000.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2000 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $ 1,821,957,054
    ---------------------------------------------------------
    Gross unrealized appreciation             $    85,574,546
    Gross unrealized depreciation                 (94,412,219)
    ---------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $    (8,837,673)
    ---------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 2000.

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At March 31, 2000, there were no outstanding obligations under these financial instruments.

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 2000

INVESTMENT MANAGEMENT


NATIONAL MUNICIPALS PORTFOLIO

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

Thomas M. Metzold
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partner

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant